INVENTORY - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventory	$ 323,473	$ 169,154
New vehicles
Inventory [Line Items]
Inventory	174,986	68,244
Used vehicles
Inventory [Line Items]
Inventory	115,430	77,418
Parts, accessories and other
Inventory [Line Items]
Inventory	$ 33,057	$ 23,492